Leases - Schedule of Supplemental Cash Flow and Other Information Related to Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ (273,800)	$ (170,700)
Cash paid for amounts included in the measurement of lease liabilities: Financing cash flows from finance leases	(564,400)	(185,100)
Assets obtained in exchange for lease liabilities: Operating leases	0	1,286,200
Assets obtained in exchange for lease liabilities: Finance leases	$ 1,043,100	$ 0
Weighted average remaining lease term (in years): Operating leases	3 years 2 months 12 days	3 years 9 months 18 days
Weighted average remaining lease term (in years): Finance leases	3 years 1 month 6 days	2 years
Weighted average discount rate: Operating leases	9.90%	7.00%
Weighted average discount rate: Finance leases	5.20%	7.98%